Property and Equipment, Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Property and Equipment, Net
Total gross value	$ 33,493	¥ 217,921	¥ 217,191
Less: accumulated depreciation	(23,587)	(153,467)	(145,104)
Net book value	9,906	64,454	72,087
Computers, equipment and furniture
Property and Equipment, Net
Total gross value	26,672	173,536	170,796
Motor vehicles
Property and Equipment, Net
Total gross value	863	5,618	5,637
Leasehold improvements
Property and Equipment, Net
Total gross value	$ 5,958	¥ 38,767	¥ 40,758